Annual Fund Operating Expenses - Virginia Bond Fund	Aug. 01, 2021
Fund Shares
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.50%
Fee Waiver/Reimbursement from Adviser	none
Total Annual Fund Operating Expenses after Reimbursement
Inst. Shares
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver/Reimbursement from Adviser	(0.09%)
Total Annual Fund Operating Expenses after Reimbursement
Class A
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver/Reimbursement from Adviser	(0.05%)
Total Annual Fund Operating Expenses after Reimbursement